American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
April 30, 2021

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.4%
Focused Dynamic Growth Fund G Class	720,275	43,115,650
NT Equity Growth Fund G Class	3,451,398	43,729,209
NT Focused Large Cap Value Fund G Class	8,110,256	105,595,538
NT Growth Fund G Class	2,861,777	63,960,709
NT Heritage Fund G Class	3,323,369	54,702,659
NT Mid Cap Value Fund G Class	4,474,787	66,987,563
Small Cap Growth Fund G Class	478,073	13,505,563
Small Cap Value Fund G Class	1,224,904	13,988,402
Sustainable Equity Fund G Class	1,893,444	81,418,109
		487,003,402
International Equity Funds — 24.8%
Non-U.S. Intrinsic Value Fund G Class	3,068,148	31,387,155
NT Emerging Markets Fund G Class	3,248,424	49,668,395
NT Global Real Estate Fund G Class	1,756,386	21,445,473
NT International Growth Fund G Class	3,864,443	56,961,883
NT International Small-Mid Cap Fund G Class	1,454,705	21,544,188
NT International Value Fund G Class	2,780,560	29,140,268
		210,147,362
Domestic Fixed Income Funds — 13.0%
Inflation-Adjusted Bond Fund G Class	1,173,710	14,894,377
NT Diversified Bond Fund G Class	6,847,334	76,484,718
NT High Income Fund G Class	1,886,636	18,866,360
		110,245,455
International Fixed Income Funds — 4.8%
Emerging Markets Debt Fund G Class	1,041,758	11,053,056
Global Bond Fund G Class	2,888,013	30,208,613
		41,261,669
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $654,170,542)		848,657,888
OTHER ASSETS AND LIABILITIES†		442
TOTAL NET ASSETS — 100.0%		$848,658,330

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$37,358	$2,959	$5,486	$8,285	$43,116	720	$2,629	$240
NT Equity Growth Fund	36,235	5,041	2,681	5,134	43,729	3,451	34	4,449
NT Focused Large Cap Value Fund(3)	86,822	11,277	14,166	21,663	105,596	8,110	126	2,680
NT Growth Fund	54,795	11,473	8,587	6,280	63,961	2,862	1,124	6,399
NT Heritage Fund	47,337	9,658	10,774	8,482	54,703	3,323	1,274	4,750
NT Mid Cap Value Fund	54,245	6,112	10,900	17,531	66,988	4,475	320	1,810
Small Cap Growth Fund	12,763	1,682	3,820	2,881	13,506	478	707	1,261
Small Cap Value Fund	11,079	151	4,107	6,865	13,988	1,225	577	151
Sustainable Equity Fund	68,809	2,285	6,875	17,199	81,418	1,893	851	891
Non-U.S. Intrinsic Value Fund	25,651	2,667	5,355	8,424	31,387	3,068	(426)	751
NT Emerging Markets Fund	43,790	5,430	7,045	7,493	49,668	3,248	1,908	808
NT Global Real Estate Fund	16,532	2,427	1,087	3,573	21,445	1,756	46	338
NT International Growth Fund	49,177	3,387	4,883	9,281	56,962	3,864	763	1,690
NT International Small-Mid Cap Fund	19,819	787	3,550	4,488	21,544	1,455	615	781
NT International Value Fund	23,672	2,867	3,618	6,219	29,140	2,781	146	828
Inflation-Adjusted Bond Fund	11,068	3,849	376	353	14,894	1,174	(2)	65
NT Diversified Bond Fund	61,616	25,576	7,931	(2,776)	76,485	6,847	(157)	1,890
NT High Income Fund	14,281	4,091	748	1,242	18,866	1,887	(10)	785
Emerging Markets Debt Fund	8,135	2,845	187	260	11,053	1,042	1	338
Global Bond Fund	23,600	8,026	1,424	7	30,209	2,888	(12)	192
	$706,784	$112,590	$103,600	$132,884	$848,658	56,547	$10,514	$31,097
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.